Marketable securities - Schedule of Marketable Securities by Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Abstract]
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	$ 151,544	$ 101,818
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Two	97,959	36,601
Debt Securities, Available-for-Sale, Total	249,503	138,419
Unrealized Gain (Loss) on Derivatives	$ 0	$ 0